BT Institutional Funds
Cash Reserves Fund - Institutional

The following supplement dated December 30, 2002 replaces the supplement dated December 27, 2002 to the Fund's Statement of Additional Information dated April 30, 2002.

The following sentence replaces the first sentence in the second paragraph under the heading 'Net Asset Value' section:

The NAV per share of the Fund is calculated on each Valuation Day as of 9:00 Eastern Time and as of every hour on the hour thereafter, through and including the close of the business day, normally 4:00 p.m. Eastern Time, or in the event that NYSE closes early, at the time of such early closing.

The  following   paragraph  replaces  the  first  paragraph  under  the  heading
'Redemption of Shares' in the Cash Reserves Fund Institutional Class' Statement of Additional Information dated April 30, 2002:

         Shareholders may redeem shares at the NAV per share next determined on each Valuation Day. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares received by the Service Agent and transmitted to the Transfer Agent prior to the close of the NYSE (currently 4:00 p.m., Eastern time or earlier should the NYSE close earlier) on each Valuation Day will be redeemed at the NAV per share as of 4:00 p.m. (Eastern time) or after the close of the NYSE and the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent on that day; no dividend will be paid on the day of redemption.

The  following   paragraph  replaces  the  fifth  paragraph  under  the  heading
'Redemption of Shares' in the Cash Reserves Fund Institutional Class' Statement of Additional Information dated April 30, 2002:

         The Fund may suspend the right of redemption or postpone the date of payment for its shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings;
         (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. In addition, the Fund may delay payment of redemption in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Fund may not delay payment more than seven days except under the circumstances in the previous sentence.

The following paragraph replaces the sixth paragraph under the heading 'Net Asset Value' in the Cash Reserves Fund Institutional Class' Statement of Additional Information dated April 30, 2002:

         The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; or valuing the Portfolio's assets by using available market quotations.


Effective  August  19,  2002,  the  following   supplements  the  Statements  of
Additional Information dated April 30, 2002:


         The address for the Investment Company Capital Corporation, the Fund's transfer agent ('Transfer Agent'), is:


                  Investment Company Capital Corporation
                  c/o Scudder Investments
                  811 Main Street
                  Kansas City, MO 64105




Effective August 19, 2002, the following supplements the 'Management of the Trust' Section, 'Distributor' Sub-Section of the Statements of Additional Information dated April 30, 2002:


         Effective August 19, 2002, Scudder Distributors, Inc. ('SDI') will serve as the distributor of each Fund's shares pursuant to the Distribution Agreement. The terms and conditions of the Distribution Agreement are exactly the same as the Distribution Agreement with ICC Distributors, Inc., the former distributor of each Fund. SDI enters into a Selling Group Agreement with certain broker-dealers (each a 'Participating Dealer'). If a Participating Dealer previously had agreements in place with SDI and ICC Distributors, Inc., the SDI Agreement will control. If the Participating Dealer did not have an agreement with SDI, then the terms of your assigned ICC Distributors, Inc. agreement will remain in effect. These Selling Group Agreements may be terminated by their terms or by the terms of the Distribution Agreement, as applicable. SDI is a wholly-owned subsidiary of Deutsche Bank AG. The address for SDI is 222 South Riverside Plaza, Chicago, IL 60606.





Effective August 19, 2002, the following supplements the 'Management of the Trust' Section and 'Investment Advisor' Sub-Section of the Statements of Additional Information dated April 30, 2002:

         In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as
         the  Board  may  determine,   the  Advisor
          may consider services in connection with the sale of Shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


Effective August 19 through September 2, 2002, the following paragraph replaces the second paragraph in the section entitled 'Code of Ethics':

         The Fund's advisor and its affiliates (including the Fund's Distributor, SDI) have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes permit access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Codes' preclearance requirements. In addition, the Codes also provide for trading 'blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Codes also prohibit short-term trading profits and personal investment in initial public offerings and require prior approval with respect to purchases of securities in private placements.


Effective September 3, 2002, the following paragraph replaces the second paragraph in the section entitled 'Code of Ethics':

         The Fund's advisor and its affiliates (including the Fund's Distributor, SDI) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act ('Consolidated Code'). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading 'blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.





The following replaces the table in the 'Management of the Trust' Section, 'Trustees of the Trust' and 'Officers of the Trust' Sub-Section of the Statements of Additional Information dated April 30, 2002:

On July 30, 2002, the shareholders of the Trust and the Funds approved the election of new Trustees and executive officers. The following information is provided for each elected Trustee and officer.

                       TRUSTEES AND OFFICERS OF THE TRUST


                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Trust     Business Experience and Directorships During the Past 5      Overseen by
Name and Birth Date         and Length of Time Served   Years                                                        Trustee^1


                                       3

                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Trust     Business Experience and Directorships During the Past 5      Overseen by
Name and Birth Date         and Length of Time Served   Years                                                        Trustee^1

Independent
Trustee
-------
Richard R. Burt             Trustee since 2002.         Chairman, IEP Advisors, Inc. (July 1998 to present);                 80
2/3/47                                                  Chairman of the Board, Weirton Steel Corporation^2 (April
                                                        1996 to present); Member of the Board,
                                                        Hollinger International, Inc. ^2
                                                        (publishing) (1995 to present), HCL
                                                        Technologies Limited (information
                                                        technology) (April 1999 to present), UBS
                                                        Mutual Funds (formerly known as Brinson and
                                                        Mitchell Hutchins families of funds) (1995
                                                        to present) (registered investment
                                                        companies); and Member, Textron Inc. ^2
                                                        International Advisory Council (July 1996 to
                                                        present). Formerly, Partner, McKinsey &
                                                        Company (consulting) (1991-1994) and US
                                                        Chief Negotiator in Strategic Arms Reduction
                                                        Talks (START) with former Soviet Union and
                                                        US Ambassador to the Federal Republic of
                                                        Germany (1985-1991); Member of the Board,
                                                        Homestake Mining^2 (mining and exploration)
                                                        (1998-February 2001), Archer Daniels Midland
                                                        Company2 (agribusiness operations) (October
                                                        1996-June 2001) and Anchor Gaming (gaming
                                                        software and equipment) (March 1999-December
                                                        2001).

S. Leland Dill              Trustee since 1986 for the  Trustee, Phoenix Zweig Series Trust (since September 1989),          78
3/28/30                     BT Investment Funds.        Phoenix Euclid Market Neutral Funds (since May 1998)
                                                        (registered investment companies); Retired (since 1986).
                            Trustee since 1999 for the  Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                            BT Institutional Funds and  Director, Vintners International Company Inc. (June
                            BT Pyramid Funds.           1989-May 1992), Coutts (USA) International (January
                                                        1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group
                                                        (March 1991-March 1999) and General Partner, Pemco
                                                        (investment company) (June 1979-June 1986).

Martin J. Gruber            Trustee since 1999 for the  Nomura Professor of Finance, Leonard N. Stern School of              79
7/15/37                     BT Investment Funds and     Business, New York University (since 1964); Trustee, CREF
                            the BT Institutional Funds. (since 2000); Director, S.G. Cowen Mutual Funds
                                                        (1985-2001), Japan Equity Fund, Inc. (since 1992), Thai
                            Trustee since 1992 for the  Capital Fund, Inc. (2000 to present) and Singapore Fund,
                            BT Pyramid Funds.           Inc. (since 2000) (registered investment companies).


                                       4

                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Trust     Business Experience and Directorships During the Past 5      Overseen by
Name and Birth Date         and Length of Time Served   Years                                                        Trustee^1

Richard J. Herring          Trustee since 1999 for the  Jacob Safra Professor of International Banking and                   78
2/18/46                     BT Investment Funds and     Professor, Finance Department, The Wharton School,
                            the BT Pyramid Funds.       University of Pennsylvania (since 1972); Director, Lauder
                                                        Institute of International Management Studies (since 2000);
                            Trustee since 1990 for the  Co-Director, Wharton Financial Institutions Center (since
                            BT Institutional Funds.     2000) and Vice Dean and Director, Wharton Undergraduate
                                                        Division (1995-2000).

Joseph R. Hardiman          Trustee since 2002.         Private Equity Investor (1997 to present); Director,                 76
5/27/37                                                 Soundview Technology Group Inc. (investment banking) (July
                                                        1998 to present), Corvis Corporation2 (optical networking
                                                        equipment) (July 2000 to present), Brown Investment
                                                        Advisory & Trust Company (investment advisor) (February
                                                        2001 to present), The Nevis Fund (registered investment
                                                        company) (July 1999 to present), and ISI Family of Funds
                                                        (registered investment companies) (March 1998 to present).
                                                        Formerly, Director, Circon Corp. 2 (medical instruments)
                                                        (November 1998-January 1999); President and Chief Executive
                                                        Officer, The National Association of Securities Dealers,
                                                        Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief
                                                        Operating Officer of Alex. Brown & Sons Incorporated (now
                                                        Deutsche Bank Securities Inc.) (1985-1987) and General
                                                        Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank
                                                        Securities Inc.) (1976-1985).

Graham E. Jones             Trustee since 2002.         Senior Vice President, BGK Properties, Inc. (commercial              78
1/31/33                                                 real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of
                                                        22 open-end mutual funds managed by Sun Capital Advisers,
                                                        Inc. (since 1998).

Rebecca W. Rimel            Trustee since 2002.         President and Chief Executive Officer, The Pew Charitable            78
4/10/51                                                 Trusts (charitable foundation) (1994 to
                                                        present). Formerly, Executive Director, The
                                                        Pew Charitable Trusts (1988 to 1994);
                                                        Director, ISI Family of Funds (registered
                                                        investment companies) (1997 to 1999); and
                                                        Director and Executive Vice President, The
                                                        Glenmede Trust Company (investment trust and
                                                        wealth management) (1994 to 2000).

                                       5

                                                                                                                     Number of Funds
                                                                                                                     in the Fund
                                                                                                                     Complex to be
                            Position with the Trust     Business Experience and Directorships During the Past 5      Overseen by
Name and Birth Date         and Length of Time Served   Years                                                        Trustee^1

Philip Saunders, Jr.        Trustee since 1986 for the  Principal, Philip Saunders Associates (Economic and                  78
10/11/35                    BT Investment Funds.        Financial Consulting) (since 1998).  Formerly, Director,
                                                        Financial Industry Consulting, Wolf & Company (1987-1988);
                            Trustee since 1999 for the  President, John Hancock Home Mortgage Corporation
                            BT Institutional Funds and  (1984-1986); Senior Vice President of Treasury and
                            the BT Pyramid Funds.       Financial Services, John Hancock Mutual Life Insurance
                                                        Company, Inc. (1982-1986).
William N. Searcy           Trustee since 2002.         Pension & Savings Trust Officer, Sprint Corporation2                 78
9/3/46                                                  (telecommunications) (since 1989); Trustee of 22 open-end
                                                        mutual funds managed by Sun Capital Advisers, Inc. (since
                                                        1998).

Robert H. Wadsworth         Trustee since 2002.         President, Robert H. Wadsworth Associates, Inc. (consulting          81
1/29/40                                                 firm) (1982 to present); President and Director, Trust for
                                                        Investment Managers (registered investment company) (1999
                                                        to present).  Formerly, President, Investment Company
                                                        Administration, L.L.C. (1992*-July 2001); President,
                                                        Treasurer and Director, First Fund Distributors, Inc.
                                                        (1990-January 2002); Vice President, Professionally Managed
                                                        Portfolios (1999-2002) and Advisors Series Trust
                                                        (1997-2002) (registered investment companies); and
                                                        President, Guinness Flight Investment Funds, Inc.
                                                        (registered investment companies).

                                                        * Inception date of the corporation which was the
                                                        predecessor to the LLC.
Interested Trustee
------------------

Richard T. Hale^3           Trustee since 1999 and      Managing Director, Deutsche Bank Securities Inc. (formerly           78
7/17/45                     President since 2000.       Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
                                                        Management (1999 to present); Director and
                                                        President, Investment Company Capital Corp.
                                                        (registered investment advisor) (1996 to
                                                        present); President, DB Hedge Strategies
                                                        Fund LLC (registered investment company)
                                                        (June 2002 to present); Director, Deutsche
                                                        Global Funds, Ltd. (2000 to present), CABEI
                                                        Fund (2000 to present), North American
                                                        Income Fund (2000 to present) (registered
                                                        investment companies); Vice President,
                                                        Deutsche Asset Management, Inc. (2000 to
                                                        present). Chartered Financial Analyst.
                                                        Formerly, Director, ISI Family of Funds
                                                        (registered investment companies)
                                                        (1992-1999).


                                       6




Officers
--------

Richard T. Hale             President since 2000.       See information provided under Interested Trustee.
7/17/45

Amy M. Olmert               Assistant Secretary since   Director, Deutsche Asset Management (January 1999 to
5/14/63                     1999.                       present); Certified Public Accountant (1989 to present).
                                                        Formerly, Vice President, BT Alex. Brown Incorporated (now
                                                        Deutsche Bank Securities Inc.) (1997-1999); Senior Manager,
                                                        Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP)
                                                        (1992-1997).

Charles A. Rizzo            Treasurer since 1999.       Director, Deutsche Asset Management (April 2000 to
8/5/57                                                  present); Certified Public Accountant; Certified Management
                                                        Accountant.  Formerly, Vice President and Department Head,
                                                        BT Alex. Brown Incorporated (now Deutsche Bank Securities
                                                        Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P.
                                                        (now PricewaterhouseCoopers LLP) (1993-1998).

Daniel O. Hirsch            Secretary since 1999; Vice  Managing Director, Deutsche Asset Management (2002 to
3/27/54                     President since 2000.       present) and Director, Global Funds Ltd. (2002 to
                                                        present).  Formerly, Director, Deutsche Asset Management
                                                        (1999-2002), Principal, BT Alex. Brown Incorporated (now
                                                        Deutsche Bank Securities Inc.) (1998-1999); Assistant
                                                        General Counsel, United States Securities and Exchange
                                                        Commission (1993-1998).

Name and Birth Date         Position with the Trust     Business Experience and Directorships During the Past 5
                            and Length of Time Served   Years

Jeffrey A. Engelsman        Vice President and AML      Vice President, Deutsche Asset Management (1999 to
9/28/67                     Compliance Officer since    present).  Formerly, Attorney, Great-West Life & Annuity
                            2002                        Insurance Company (1995 to 1999).

Bruce A. Rosenblum          Assistant Secretary since   Director, Deutsche Asset Management since 2002.  Formerly,
9/14/60                     2002.                       Vice President, Deutsche Asset Management (2000-2002);
                                                        Partner, Freedman, Levy, Kroll & Simonds (1994-2000);
                                                        Counsel to Commissioner J. Carter Beese, Staff Attorney,
                                                        Divisions of Enforcement and Corporation Finance,
                                                        Securities and Exchange Commission (1986-1994).

-----------

^1 As of July 30, 2002, the total number of Funds in the Fund Complex is 84.

^2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

^3 Mr. Hale is a director who is an 'interested person' within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of DeAM, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

         Ms. Olmert and Messrs. Engelsman, Hale, Hirsch, Rizzo, and Rosenblum also hold similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.


                                       7